Basis of Preparation (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Effect from derivatives, net of change in hedged items due to changes in foreign exchange rates
Reclassification adjustment	$ 9.8	$ 47.8
Rents received in advance
Reclassification adjustment	$ 272.2